Employee Future Benefits - Summary of Benefit Obligations and Fair Value Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 978	$ 2,188
Plan with projected benefit obligation, fair value of plan assets	790	1,799
Accumulated benefit obligation	833	1,243
Plan with accumulated benefit obligation, fair value of plan assets	790	1,063
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	310	398
Plan with accumulated benefit obligation, fair value of plan assets	$ 31	$ 36